Share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payment schemes
The charge for the year arising from share based payment schemes was as follows:

	Charge for the year
	2021	2020	2019
	£m	£m	£m
Deferred Share Value Plan / Share Value Plan	235	220	244
Others	159	129	148
Total equity settled	394	349	392
Cash settled	4	2	3
Total share based payments	398	351	395

Share option and award plans
The weighted average fair value per award granted, weighted average share price at the date of exercise/release of shares during the year, weighted average contractual remaining life and number of options and awards outstanding (including those exercisable) at the balance sheet date were as follows:

	2021				2020

	Weighted average fair value per award granted in year	Weighted average share price at exercise/ release during year	Weighted average remaining contractual life in years	Number of options/ awards outstanding (000s)	Weighted average fair value per award granted in year	Weighted average share price at exercise/ release during year	Weighted average remaining contractual life in years	Number of options/ awards outstanding (000s)
	£	£			£	£
DSVP / SVPa.b	1.63	1.76	1.15	370,505	1.04	1.24	1	370,006
Others[a]	0.64-1.81	1.76-1.92	0-3	47,480	0.24-1.24	1.19-1.67	0-4	53,767

Movements in options and awards
The movement in the number of options and awards for the major schemes and the weighted average exercise price of options was:

	DSVP / SVP [a,b]		Others [a,c]

	Number (000s)		Number (000s)		Weighted average ex. price (£)
	2021	2020	2021	2020	2021	2020
Outstanding at beginning of year/acquisition date	370,006	297,149	53,767	37,481	0.95	1.27
Transfers in the year[d]	(2,214)	953	(2,697)	140	—	—
Granted in the year	174,338	203,157	79,050	136,227	1.43	0.84
Exercised/released in the year	(144,943)	(117,355)	(78,273)	(99,465)	1.36	1.21
Less: forfeited in the year	(26,682)	(13,898)	(3,395)	(18,285)	0.95	1.23
Less: expired in the year	—	—	(972)	(2,331)	1.69	1.33
Outstanding at end of year	370,505	370,006	47,480	53,767	0.95	0.95
Of which exercisable:	—	—	4,428	4,746	1.16	1.64
Notes
aOptions/award granted over Barclays PLC shares.
bWeighted average exercise price is not applicable for SVP and DSVP awards as these are not share option schemes.
cThe number of awards within Others at the end of the year principally relates to Sharesave (number of awards exercisable at end of year was 1,499,920). The weighted average exercise price relates to Sharesave.
dAwards of employees transferred between the Barclays Bank Group and the rest of the Barclays PLC Group.